Debt Instruments (2013 Convertible Bridge Notes) (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Bridge Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants	2,500,000
Exercise price	1.00
Warrant term	3 years
2013 Bridge Notes [Member]
Short-term Debt [Line Items]
Principal amount	$ 5,000,000
Stated interest rate	10.00%
Maturity date	Jul. 15, 2014
Conversion price	$ 1.00
Outstanding principal	0	5,062,417
Accrued interest		$ 62,417